TAXATION (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred net tax assets	$ 7.0	$ 7.0	$ 9.5
Deferred income tax expense	$ 1.2	$ 2.5